Note 21 - Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Research and Development Expenses [Table Text Block]
	2019	2018	2017
Gross research and development expenses	(4,727)	(4,863)	(4,539)
Research Tax Credit	762	685	504
Grants	236	90	154
Net Research and development expenses	(3,728)	(4,088)	(3,881)